INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets and related accumulated amortization are as follows:

	December 31, 2023	December 31, 2022
Technologies	63,860	63,860
Favorable contracts	247,527	247,527
Subtotal	311,387	311,387
Less: accumulated amortization	(178,161)	(117,026)
Intangible assets, net	133,226	194,361

SCHEDULE OF FUTURE AMORTIZATION COSTS

As of December 31, 2023, the future estimated amortization costs for intangible assets are as follows:

Years Ended December 31,
2024	11,802
2025	11,802
2026	11,802
2027	11,802
2028	11,802
Thereafter	74,216
Total	133,226